Off-balance sheet commitments	6 Months Ended
Jun. 30, 2024
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Off-balance sheet commitments

Note 19. Off-balance sheet commitments

As of June 30, 2024	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
License and collaboration agreements	12,780	1,400	2,800	2,800	5,780
Clinical & Research and Development agreements	69	69	-	-	-
IT licensing agreements	1,665	733	932	-	-
Total commitments	14,514	2,201	3,732	2,800	5,780

As of December 31, 2023	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	0
License and collaboration agreements	13,480	1,400	2,800	2,800	6,480
Clinical & Research and Development agreements	71	71	-	-	-
IT licensing agreements	319	233	86	-	-
Total commitments	13,870	1,704	2,886	2,800	6,480

Obligations under the terms of license and collaboration agreements

We have entered into various license agreements with third parties that subject us to certain fixed license fees, as well as fees based on future events, such as research and sales milestones. We also have license agreements whereby we are obligated to pay royalties and milestone payments based on future events that are uncertain and therefore they are not included in the table above.

Obligations under the terms of clinical and research agreements

We have entered into clinical and research agreements where we are obligated to pay for services to be provided regarding our research collaboration agreements, clinical trials and translational research projects.

Obligations under the terms of IT licensing agreements

We have entered into an IT licensing agreement and have related obligations to pay licensing fees.